SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE	12 Months Ended
Sep. 30, 2025
Sales-type Leases And Net Investment In Lease
SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE

4. SALES-TYPE LEASES AND NET INVESTMENT IN THE LEASE

For the fiscal years ended September 30, 2025, 2024, and 2023, the Company recorded revenue from the sales-type leases of nil, ¥1,607 thousand, and ¥4,236 thousand and the corresponding cost of nil, ¥129 thousand, and ¥1,684 thousand respectively.

For the fiscal years ended September 30, 2025, 2024, and 2023, the Company recorded interest income of ¥3,328 thousand, ¥3,464 thousand, and ¥3,743 thousand respectively.

The component of its aggregate net investment in leases is as follows (in thousands):

	As of September 30,
	2025	2024
Lease receivable	¥6,215	¥10,656
Unguaranteed residual asset	-	-
Net investment in the lease	6,215	10,656
Current portion	(3,627)	(4,604)
Long-term portion	¥2,588	¥6,052

As of September 30, 2025, the annual aggregate maturities of lease payments under sales-type leases during each of the next five fiscal years were as follows (in thousands):

Year Ending September 30:	Amount
2026	¥5,127
2027	1,845
2028	1,015
2029	324
2030	-
Total undiscounted lease payments	8,311
Less: lease amount representing interest	(2,096)
Net investment in the lease	¥6,215